Other financial assets	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Other financial assets	15. Other financial assets

	2025	2024
	$m	$m
Equity securities	93	97
Restricted funds:
Ring-fenced amounts to satisfy insurance claims:
Cash	–	1
Money market funds	7	10
Accounts pledged as security	27	31
Other	2	1
	36	43
Trade deposits and loans	85	79
	214	219

Analysed as:
Current	3	7
Non-current	211	212
	214	219
Restricted funds
Amounts ring-fenced to satisfy insurance claims are principally held in the Group’s Captive, which is a regulated entity.
The accounts pledged as security are subject to a charge in favour of the members of the UK unfunded pension arrangement
(see note 26). During 2025, £5m ($7m) of the charge was released. The accounts will be pledged as security until the date at which the UK unfunded pension liabilities have been fully discharged, unless otherwise agreed with the trustees, and amounts pledged may change in future years.
Expected credit losses
Other financial assets with a net book value of $53m (2024: $50m) are subject to the expected credit loss model requirements of IFRS 9. Equity securities, money market funds and other amounts measured at fair value are excluded. The gross value of trade deposits and loans that were subject to the expected credit loss requirements is $56m with credit loss allowances of $5m (2024: $51m gross, $3m allowance). Other expected credit losses are considered to be immaterial.
Credit risk
Restricted funds are held with bank counterparties which are rated at least A+ based on S&P’s ratings. Trade deposits and loans are entered into with creditworthy third parties, subject to credit verification procedures. The maximum exposure to credit risk of other financial assets at the end of the reporting period is their carrying value of $214m (2024: $219m).